Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banco Popular De Puerto Rico [Member]
Condensed Financial Statements, Captions [Line Items]
Statutory Accounting Practices Statutory Amount Available For Dividend Payments With Regulatory Approval	$ 542	$ 504
Bpna [Member]
Condensed Financial Statements, Captions [Line Items]
Statutory Accounting Practices Statutory Amount Available For Dividend Payments With Regulatory Approval	$ 0	$ 0